Allowance for Loan Losses (Details 8) (USD $)	12 Months Ended
	Dec. 31, 2014 loan	Dec. 31, 2013 loan
Financing Receivable, Modifications [Line Items]
Financing Receivable Modifications Subsequent Default Charges Offs	$ 0	$ 0
Financing Receivable Modifications Subsequent Default Of Allowance For Credit Losses	0
Loans by class modified as troubled debt restructurings, payment default
Number of Loans, Subsequent default	0	1
Recorded Investment, Subsequent default	$ 0	$ 589,000